VIA EDGAR

July 31, 2015

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	BPV Family of Funds (“Trust”) (File Nos. 333-175770 and 811-22588), on behalf of BPV Large Cap Value Fund (the “Fund”), a series of the Trust

Ladies and Gentlemen:

Pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”) and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended; and (3) Regulation S-T, please find Post-Effective Amendment No. 23 to the Registration Statement of the Trust (“Amendment”).

The Amendment is being filed pursuant to Rule 485(a) of the Securities Act for the purpose of changing the name of the Fund’s Advisor Class Shares to Class A Shares and adding a sales charge for new investors in such share class.  Please note that all sales charges will be waived for existing investors in the Advisor Class Shares prior to the date that the Amendment becomes effective.

The Amendment contains a Prospectus and Statement of Additional Information for the Fund, Part C, and the signature page.

If you have any questions or comments, please contact the undersigned at 336-607-7512.  Thank you for your consideration.

Sincerely,

/s/ Jeffrey T. Skinner

Jeffrey T. Skinner

CC:     Michael R. West, President of the Trust